Trade and Other Receivables - Disclosure of Impairment of Receivable (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Statement Line Items [Line Items]
Gross carrying amount ($)	$ 1,462	$ 2,336
ECL provision	$ 183
0 - 30 Days [Member]
Statement Line Items [Line Items]
Expected loss rate (%)	2.00%
Gross carrying amount ($)	$ 1,370
ECL provision	$ 26
31 - 60 Days [Member]
Statement Line Items [Line Items]
Expected loss rate (%)	50.00%
Gross carrying amount ($)	$ 6
ECL provision	$ 3
61 - 90 Days [Member]
Statement Line Items [Line Items]
Expected loss rate (%)	46.00%
Gross carrying amount ($)	$ 39
ECL provision	$ 17
> 90 Days [Member]
Statement Line Items [Line Items]
Expected loss rate (%)	60.00%
Gross carrying amount ($)	$ 230
ECL provision	$ 137